Property, vessels and equipment	12 Months Ended
Dec. 31, 2020
Property, vessels and equipment [Abstract]
Property, vessels and equipment
9	Property, vessels and equipment

Property, vessels and equipment as of December 31, 2020 and 2019 are summarized as follows:

	2020
	Net balances at beginning of year	Additions	Disposals		Transfers and others		Depreciation / loss from revaluation	Net balances at year end	Estimated useful lives(years)
Vessels	$214,938	$-	$-		$(16,241)	(a)	$16,642	$182,055	25
Shipyard	232	-	-		-		42	190	40
Major vessel maintenance	15,180	-	-		5,871		14,193	6,858	2.5
Buildings and facilities	299,660	3,432	-		-		16,860	286,232	20 & 25
Warehousing equipment	205	616	-		-		371	450	10
Computer equipment	456	214	-		-		273	397	3 & 4
Terminal equipment	26,035	999	281		-		2,444	24,309	10
Ground transportation equipment	5,027	79	-		28		1,404	3,730	4,5 & 10
Other equipment	10,892	166	180		1		1,379	9,500
	572,625	5,506	461		(10,341)		53,608	513,721
Lands	1,597,923	-	-		336,422	(a)	-	1,934,345
Constructions in progress	114,872	22,869	31,804	(b)	(22,007)		-	83,930
	$2,285,420	$28,375	$32,265		$304,074		$53,608	$2,531,996

	2019
	Net balances at beginning of year	Additions		Disposals		Transfers and others		Depreciation / loss from revaluation	Net balances at year end	Estimated useful lives(years)
Vessels	$782,673	$-		$200,119	(c), (g)	$(337,211)	(d)	$30,405	$214,938	25
Shipyard	275	-		-		-		43	232	40
Major vessel maintenance	41,611	1,753		12,317		(1,979)		13,888	15,180	2.5
Buildings and facilities	238,901	4,891		-		67,484	(e)	11,616	299,660	20 & 25
Warehousing equipment	255	419		-		-		469	205	10
Computer equipment	581	249		-		-		374	456	3 & 4
Terminal equipment	7,390	280		-		20,345		1,980	26,035	10
Ground transportation equipment	5,366	1,621		602		36		1,394	5,027	4,5 & 10
Other equipment	7,079	446		-		4,663		1,296	10,892
	1,084,131	9,659		213,038		(246,662)		61,465	572,625
Lands	1,146,252	-		-		451,671	(e)	-	1,597,923
Constructions in progress	83,054	38,622	(f)	-		(6,804)		-	114,872
	$2,313,437	$48,281		$213,038		$198,205		$61,465	$2,285,420

All the amounts for depreciation and for loss from revaluation are included as part of the depreciation, amortization, and loss from revaluation on the consolidated statements of profit or loss.

The accumulated depreciation on property, vessels and equipment at December 31, 2020 and 2019 is $290,056 and $261,862, respectively.

(a)	It is mainly comprised of the surplus for revaluation of land for $ 330,571 and a deficit for revaluation of vessels for $ 16,135.

(b)	Corresponds mainly to the cancellation of the project called “Terminal Quintana Roo”, derived from changes in the conditions of the project previously considered by Management.

(c)
On August 30, 2019, the sale of the vessel SMR Manzanillo to Bricor Servicios Portuarios Mexicanos, S.A. de C.V. by Transportación Marítima Mexicana, S.A. de C.V., a subsidiary of Grupo TMM, was complete for an amount of $15,703, generating a profit of $ 4,410.

(d)	It is comprised mainly of disposal of the TMM Colima vessel in the divestiture of Snekke, S.A. de C.V. of Grupo TMM for $339,038, which is partially offset by the revaluation surplus of $1,827.

(e)	Includes the surplus for revaluation of lands and properties for $310,833 and $66,518, respectively.

(f)	Corresponds to the construction of infrastructure for various projects related to the storage and transportation of hydrocarbons and refined petroleum products.

(g)
During 2018, the offshore vessel ‘Subsea 88’ suffered a major mishap in one of its areas and for which it stopped operating. As of December 31, 2018, Grupo TMM was making the corresponding insurance claims without a final settlement having been issued on the mishap as of that date. Since the repair of the ship requires a substantial time that affects future cash flows, Management recognized a loss in fair value in the amount of $206,076.

Subsequently, in June 2019 the insurer declared the vessel ‘Subsea 88’ as a total loss. Given the result, the Company recognized the loss of the vessel for a total of $ 191,377, which was its book value as of that date.

If the cost model had been used, the revalued carrying amounts for vessels, land and properties as of December 31, 2020 and 2019, would be as follows:

	2020	2019
Vessels	$102,993	$108,414
Lands	715,616	715,616
Properties	140,360	147,747
	$958,969	$971,777

The revalued amounts include a revaluation surplus of $1,455,179 and $1,140,744 in 2020 and 2019, respectively, before taxes, which is not available for distribution to stockholders.

Fair value measurement

See Note 25 regarding the measuring of fair value for vessels and properties.

Guarantees

At the end of 2020 no vessel was under warranty, while at the end of 2019, the vessel ‘Olmeca’ was securing financial debt with ‘ACT Maritime, LLC’ (see Note 14).

At the end of 2020, there were three properties securing various bank loans, while at the end of 2019 there were two properties under guarantee. Likewise, as of December 31, 2020 and 2019, there was an RTG crane under guarantee with ‘PNC Bank, N.A.’.